Goodwill - Summary of Goodwill Allocated to Segments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 7,018	£ 6,982	£ 6,811
Commercial Operations
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,091	6,076
Research and Development
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 927	£ 906